Market Risk Management and Financial Instruments - Liquidity risk (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Market Risk Management and Financial Instruments
Total non‑current loans	€ 1,639,813	€ 2,797,277
Current loans	20,646,533	28,648,651
Trade accounts payable	30,610,890	24,147,955
Lease liabilities	1,593,975	3,155,469
Other current financial liabilities.	3,949,072	5,837,124
Current liabilities	62,550,863	68,125,608
Liquidity risk | Up to 1 Year
Market Risk Management and Financial Instruments
Current loans	20,778,308	28,850,173
Trade accounts payable	30,610,890	24,147,955
Lease liabilities	1,734,382	3,348,791
Other current financial liabilities.	3,949,072	5,837,124
Current liabilities	57,072,653	62,184,043
Liquidity risk | Between 1 and 3 Years
Market Risk Management and Financial Instruments
Total non‑current loans	1,653,327	2,832,316
Lease liabilities	3,207,209	4,777,899
Current liabilities	4,860,536	7,610,215
Liquidity risk | More Than 3 Years
Market Risk Management and Financial Instruments
Lease liabilities	4,542,080	4,544,369
Current liabilities	€ 4,542,080	€ 4,544,369